Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 14,817
1 to 5 amortized cost	29,102
5 to 10 years amortized cost	51,537
10 and over amortized cost	3,787
Total		112,187
Under 1 year fair value	14,976
1 to 5 fair value	30,187
5 to 10 years fair value	51,361
10 and over fair value	3,749
Fair Value	100,273
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,638
1 to 5 amortized cost	133,956
5 to 10 years amortized cost	9,476
10 and over amortized cost	780
Total	175,850	167,225
Under 1 year fair value	32,076
1 to 5 fair value	137,204
5 to 10 years fair value	9,536
10 and over fair value	$ 1,199